Related Party Transactions - Transactions with other related parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	$ (462)	$ 39,649
Due from (to) related party	974		$ 895
The Cool Pool
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	0	39,666
Magni Partners
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(565)	(17)
Due from (to) related party	81		88
Borr Drilling
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	135	0
Due from (to) related party	686		542
2020 Bulkers
Related Party Transaction [Line Items]
Net income (expenses) from related party transactions	(32)	$ 0
Due from (to) related party	$ 207		$ 265